Leases - Summary of information about lease lease liabilities (Detail) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease Liabilities [Line Items]
Office leases	€ (436,822)	€ (250,184)
Current Portion	(187,404)	(99,432)
Non-current Portion	(249,418)	(150,752)
Office Lease
Disclosure Of Lease Liabilities [Line Items]
Office leases	€ (436,822)	€ (250,184)